Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000070601
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cambiar International Equity Fund, Institutional Class Shares
C000015898
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cambiar International Equity Fund, Investor Class Shares
C000015896
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cambiar Opportunity Fund, Institutional Class Shares
C000015897
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cambiar Opportunity Fund, Investor Class Shares
C000070602
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cambiar Small Cap Fund, Institutional Class Shares
C000015899
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cambiar Small Cap Fund, Investor Class Shares
C000148331
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cambiar SMID Fund, Institutional Class Shares
C000101540
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cambiar SMID Fund, Investor Class Shares
Without Sales Load [Member] | C000070601
Average Annual Return [Line Items]
Average Annual Return, Percent		19.38%	9.14%	4.30%
Without Sales Load [Member] | C000015898
Average Annual Return [Line Items]
Average Annual Return, Percent		19.27%	9.04%	4.18%
Without Sales Load [Member] | C000015896
Average Annual Return [Line Items]
Average Annual Return, Percent		9.60%	13.81%	10.89%
Without Sales Load [Member] | C000015897
Average Annual Return [Line Items]
Average Annual Return, Percent		9.36%	13.57%	10.67%
Without Sales Load [Member] | C000070602
Average Annual Return [Line Items]
Average Annual Return, Percent		8.20%	10.63%	7.00%
Without Sales Load [Member] | C000015899
Average Annual Return [Line Items]
Average Annual Return, Percent		7.99%	10.40%	6.80%
Without Sales Load [Member] | C000148331
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.34%)	8.70%	8.04%
Without Sales Load [Member] | C000101540
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.45%)	8.61%	7.97%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		23.03%	12.33%	7.48%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		23.03%	12.33%	7.48%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell 1000 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell 1000 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		11.15%	14.28%	9.97%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%	17.64%	14.64%
Russell 1000 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Russell 1000 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		11.15%	14.28%	9.97%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%	17.64%	14.64%
Russell 2000 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Russell 2000 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		9.87%	13.85%	8.66%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		14.41%	11.50%	9.36%
Russell 2000 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Russell 2000 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		9.87%	13.85%	8.66%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		14.41%	11.50%	9.36%
Russell 2500 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Russell 2500 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		10.11%	14.39%	9.02%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index (USD)
Average Annual Return, Percent		11.94%	11.84%	9.99%
Russell 2500 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Russell 2500 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		10.11%	14.39%	9.02%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index (USD)
Average Annual Return, Percent		11.94%	11.84%	9.99%

[1]	EAFE – Europe, Australasia, and the Far East
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	EAFE – Europe, Australasia, and the Far East
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.